Investment Portfolio - September 30, 2022
(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 37.5%

Non-Convertible Corporate Bonds- 37.5%
Communication Services - 5.9%
Entertainment - 2.2%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029[2]	6,850,000	$5,926,902
Interactive Media & Services - 3.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	10,890,000	9,781,921
Total Communication Services		15,708,823

Consumer Discretionary - 5.0%
Hotels, Restaurants & Leisure - 0.9%
Expedia Group, Inc., 3.25%, 2/15/2030	2,940,000	2,380,229
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,700,000	1,307,753
(China), 4.00%, 12/6/2037	6,090,000	4,669,499
Amazon.com, Inc., 3.30%, 4/13/2027	5,230,000	4,947,622
		10,924,874
Total Consumer Discretionary		13,305,103

Consumer Staples - 1.8%
Beverages - 1.8%
PepsiCo, Inc., 3.90%, 7/18/2032	5,010,000	4,630,460

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,834,000	2,818,482
Energy Transfer LP, 6.50%, 2/1/2042	6,320,000	5,879,610
Total Energy		8,698,092

Financials - 6.7%
Banks - 5.0%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,530,000	3,525,930
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	4,360,000	3,713,048
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,500,000	5,925,384
		13,164,362
Capital Markets - 1.7%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	2,340,000	2,022,340
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	2,780,000	2,410,662
		4,433,002
Total Financials		17,597,364
	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.4%
Health Care Providers & Services - 1.4%
HCA, Inc., 4.125%, 6/15/2029	4,060,000	$3,576,026

Industrials - 5.5%
Airlines - 1.8%
Southwest Airlines Co., 5.125%, 6/15/2027	4,990,000	4,887,650

Road & Rail - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,379,809
Trading Companies & Distributors - 2.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,000,000	2,420,882
Air Lease Corp., 3.625%, 4/1/2027	2,740,000	2,433,066
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,890,000	2,526,137
		7,380,085
Total Industrials		14,647,544

Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
QUALCOMM, Inc., 4.25%, 5/20/2032	5,080,000	4,798,432

Materials - 0.9%
Metals & Mining - 0.9%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,870,000	2,458,994

Real Estate - 3.8%
Equity Real Estate Investment Trusts (REITS) - 3.8%
Crown Castle, Inc., 3.10%, 11/15/2029	3,470,000	2,911,703
Simon Property Group LP, 2.65%, 2/1/2032	9,100,000	7,097,959

Total Real Estate		10,009,662

Utilities - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
Vistra Operations Co. LLC,
4.875%, 5/13/2024[2]	2,855,000	2,779,686
3.55%, 7/15/2024[2]	885,000	843,174
Total Utilities		3,622,860

TOTAL CORPORATE BONDS
(Identified Cost $112,812,075)		99,053,360

ASSET-BACKED SECURITIES - 19.7%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,131,037	993,151
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/2025	3,200,107	3,117,626

Investment Portfolio - September 30, 2022
(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	676,091	$563,585
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,163,183	1,892,113
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	916,280	770,635
CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,511,271	1,295,563
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	738,416	657,050
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	2,700,000	2,625,389
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	800,000	763,257
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	906,746
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,196,347
Series 2022-1A, Class A, 4.60%, 6/15/2032[2]	2,600,000	2,539,151
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	772,515
DT Auto Owner Trust, Series 2020-1A, Class C, 2.29%, 11/17/2025[2]	1,814,943	1,806,103
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	642,495	549,039
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,326,700
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	898,377	725,917
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,259,286
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 4.239%, 2/15/2039[2,4]	1,500,000	1,429,635
Libra Solutions LLC, Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	1,330,000	1,329,024
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 4.134%, 12/27/2066[2,4]	1,938,128	1,918,113
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	690,585	622,621
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	462,699	408,694
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 3.784%, 2/25/2045[2,4]	897,820	889,105
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	829,607	821,292
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,850,000	2,613,018
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,575,495)[5]	1,575,495	$1,482,220
PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 4.234%, 9/25/2065[2,4]	611,089	609,811
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,751,610	1,437,247
SLM Student Loan Trust,
Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 4.284%, 10/25/2034[4]	723,816	723,499
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 3.734%, 6/26/2028[4]	1,509,240	1,464,161
SMB Private Education Loan Trust,
Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 4.568%, 5/17/2032[2,4]	1,079,545	1,083,329
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	910,203	874,675
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	223,056	213,423
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 3.568%, 10/15/2035[2,4]	1,010,217	996,874
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	583,728	562,687
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	154,310	150,037
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	906,950
Store Master Funding I-VII, Series 2018-1A, Class A1, 3.96%, 10/20/2048[2]	1,409,266	1,365,383
Textainer Marine Containers VII Ltd.,
Series 2021-1A, Class A, 1.68%, 2/20/2046[2]	1,659,333	1,405,720
Tricon American Homes,
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,157,916	1,119,520
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,397,147	1,215,893
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,286,938	1,084,418
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,537,501
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $56,075,459)		52,025,023

COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.4%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	879,858	764,796

Investment Portfolio - September 30, 2022
(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	268,352	$241,560
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,6]	4,439,298	3,941,195
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	4,748,587	4,109,960
Series 2021-69, Class WJ, 1.50%, 10/25/2050	681,775	572,114
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50%, 9/25/2051[2,6]	889,563	712,857
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	948,321
Series K106, Class X1 (IO), 1.477%, 1/25/2030[6]	15,939,341	1,243,380
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	4,672,763	4,057,946
FREMF Mortgage Trust, Series 2015-K43, Class B, 3.860%, 2/25/2048[2,6]	400,000	382,346
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.800%), 3.618%, 2/15/2038[2,4]	1,900,000	1,842,522
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	280,949	232,575
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	907,994	781,836
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	598,592	515,930
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	694,739	597,726
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,6]	1,931,523	1,606,868
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	845,609	702,787
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,419,983	1,324,356
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	1,931,447
J.P. Morgan Mortgage Trust, Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	1,885,983	1,563,186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/2047	965,361	930,355
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A4, 2.782%, 8/15/2049	500,000	454,309
Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	793,112
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 3.834%, 5/25/2055[2,4]	2,000,000	$1,955,425
Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,6]	704,868	627,811
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	737,954	621,398
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,438,332	1,144,807
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	889,304	708,725
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	1,029,164	885,345
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	953,629	902,130
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	529,546	458,777
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,6]	4,059,403	3,642,762
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4, 3.718%, 12/15/2048	1,000,000	952,874
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,6]	1,346,252	1,221,156
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $47,792,840)		43,372,694

MUNICIPAL BONDS - 1.8%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,649,276
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024	985,000	942,272
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,156,392
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	829,537
TOTAL MUNICIPAL BONDS (Identified Cost $5,677,139)		4,577,477

U.S. TREASURY SECURITIES - 2.6%

U.S. Treasury Notes - 2.6%
U.S. Treasury Note
1.75%, 5/15/2023	3,005,000	2,962,625

Investment Portfolio - September 30, 2022
(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.50%, 5/15/2024	3,945,000	$3,832,351
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,010,576)		6,794,976

U.S. GOVERNMENT AGENCIES - 18.3%

Mortgage-Backed Securities - 18.3%
Fannie Mae
Pool #MA4687, UMBS, 4.00%, 6/1/2042	4,882,817	4,590,902
Pool #BK0433, UMBS, 3.50%, 12/1/2049	5,722,971	5,211,449
Pool #FM6890, UMBS, 3.00%, 6/1/2050	2,190,924	1,925,662
Pool #CA6316, UMBS, 3.00%, 7/1/2050	5,099,659	4,477,944
Pool #FS1807, UMBS, 3.50%, 7/1/2051	4,712,899	4,291,658
Pool #FS1838, UMBS, 3.00%, 12/1/2051	4,825,871	4,238,465
	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,762,118	$1,592,422
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,946,574	2,576,408
Pool #MA4626, UMBS, 4.00%, 6/1/2052	6,855,424	6,366,300
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	4,916,171	4,488,752
Pool #RB5178, UMBS, 4.50%, 8/1/2042	1,910,282	1,842,535
Pool #QE0356, UMBS, 3.50%, 4/1/2052	1,952,187	1,764,766
Pool #SD8230, UMBS, 4.50%, 6/1/2052	5,201,315	4,958,409

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $52,334,586)		48,325,672

SHORT-TERM INVESTMENT - 3.6%

Dreyfus Government Cash Management, Institutional Shares, 2.75%[8]
(Identified Cost $9,595,167)	9,595,167	9,595,167

TOTAL INVESTMENTS - 99.9%
(Identified Cost $291,297,842)		263,744,369
OTHER ASSETS, LESS LIABILITIES - 0.1%		291,916
NET ASSETS - 100%		$264,036,285

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $102,068,428, which represented 38.7% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2022.

4Floating rate security. Rate shown is the rate in effect as of September 30, 2022.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at September 30, 2022 was $1,482,220, or 0.6% of the Series’ Net Assets.

Investment Portfolio - September 30, 2022
(unaudited)

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of September 30, 2022.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of September 30, 2022.

8Rate shown is the current yield as of September 30, 2022.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2022 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$55,120,648	$—	$55,120,648	$—
States and political subdivisions (municipals)	4,577,477	—	4,577,477	—
Corporate debt:
Communication Services	15,708,823	—	15,708,823	—
Consumer Discretionary	13,305,103	—	13,305,103	—
Consumer Staples	4,630,460	—	4,630,460	—
Energy	8,698,092	—	8,698,092	—
Financials	17,597,364	—	17,597,364	—
Health Care	3,576,026	—	3,576,026	—
Industrials	14,647,544	—	14,647,544	—
Information Technology	4,798,432	—	4,798,432	—
Materials	2,458,994	—	2,458,994	—
Real Estate	10,009,662	—	10,009,662	—
Utilities	3,622,860	—	3,622,860	—
Asset-backed securities	52,025,023	—	52,025,023	—
Commercial mortgage-backed securities	43,372,694	—	43,372,694	—
Short-Term Investment	9,595,167	9,595,167	—	—
Total assets	$263,744,369	$9,595,167	$254,149,202	$—

There were no Level 3 securities held by the Series as of December 31, 2021 or September 30, 2022.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.